NATIONS VARIABLE ANNUITY
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
           1-800-862-7155 (REGISTERED REPRESENTATIVE)                                     [LOGO]

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This prospectus describes information you should know before you purchase Series II of Nations Variable Annuity. Please read it carefully.

Nations Variable Annuity is a Contract between you and Hartford Life Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
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At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you Fund with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Fund are listed below:

- NATIONS BALANCED ASSETS PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Balanced Assets Portfolio of Nations Annuity Trust

- NATIONS AGGRESSIVE GROWTH PORTFOLIO SUB-ACCOUNT (formerly Nations Disciplined Equity Portfolio Sub-Account) which purchases shares of Nations Aggressive Growth Portfolio (formerly Nations Disciplined Equity Portfolio) of Nations Annuity Trust

- NATIONS INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases shares of Nations International Growth Portfolio of Nations Annuity Trust

- NATIONS MANAGED INDEX PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Managed Index Portfolio of Nations Annuity Trust

- NATIONS SMALLCAP INDEX PORTFOLIO SUB-ACCOUNT (formerly Nations Managed SmallCap Index Portfolio Sub-Account) which purchases shares of Nations SmallCap Index Portfolio (formerly Nations Managed SmallCap Index Portfolio) of Nations Annuity Trust

- NATIONS VALUE PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Value Portfolio of Nations Annuity Trust

- NATIONS MARSICO GROWTH & INCOME PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Marsico Growth & Income Portfolio of Nations Annuity Trust

- NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO SUB-ACCOUNT which purchases shares of Nations Marsico Focused Equities Portfolio of Nations Annuity Trust

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases shares of the AIM V.I. Capital Appreciation Fund of the AIM Variable Insurance Funds

- AIM V.I. HIGH YIELD FUND SUB-ACCOUNT which purchases shares of the AIM V.I. High Yield Fund of the AIM Variable Insurance Funds

- AIM V.I. VALUE FUND SUB-ACCOUNT which purchases shares of the AIM V.I. Value Fund of the AIM Variable Insurance Funds

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Money Market HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IB of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IB of Hartford Stock HLS Fund, Inc.

You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2000
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS

                                                                PAGE
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GLOSSARY OF SPECIAL TERMS                                         4
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FEE TABLE                                                         6
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ACCUMULATION UNIT VALUES                                         11
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SUMMARY                                                          14
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HARTFORD LIFE INSURANCE COMPANY                                  16
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THE SEPARATE ACCOUNT                                             16
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THE FUNDS                                                        16
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PERFORMANCE RELATED INFORMATION                                  18
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THE FIXED ACCUMULATION FEATURES                                  19
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THE CONTRACT                                                     20
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  Contract Value -- Before the Annuity Commencement Date         21
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  Contract Value Transfers Before and After the Annuity
   Commencement Date                                             21
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  Surrenders                                                     22
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  Contract Charges                                               23
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  Death Benefits                                                 25
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SETTLEMENT PROVISIONS                                            26
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  Annuity Payments                                               27
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  Other Information                                              29
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FEDERAL TAX CONSIDERATIONS                                       29
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  A. General                                                     29
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  B. Taxation of Hartford and the Separate Account               29
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  C. Taxation of Annuities -- General Provisions Affecting
     Purchasers Other Than Qualified Retirement Plans            30
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  D. Federal Income Tax Withholding                              32
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  E. General Provisions Affecting Qualified Retirement Plans     32
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  F.  Annuity Purchases By Nonresident Aliens and Foreign
      Corporations                                               32
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  G. Generation-Skipping Transfers                               33
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MISCELLANEOUS                                                    33
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  How Contracts Are Sold                                         33
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  Legal Matters                                                  33
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  Experts                                                        33
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  More Information                                               33
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         34
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          35
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                38
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4                                                HARTFORD LIFE INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, Connecticut 06089. The mailing address is: Investment Product Services, Post Office Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the Fund in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURES: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.

FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account. In your contract this is defined as "The Fixed Account."

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Features or DCA Program Fixed Accumulation Features.

HARTFORD OR WE: Hartford Life Insurance Company.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.

PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets. Hartford Life Insurance Company Separate Account Two.

SUB-ACCOUNT: Divisions established within the Separate Account.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

HARTFORD LIFE INSURANCE COMPANY                                                5
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VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE
                      CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
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CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
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    Second Year                                                    6%
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    Third Year                                                     6%
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    Fourth Year                                                    5%
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    Fifth Year                                                     4%
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    Sixth Year                                                     3%
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    Seventh Year                                                   2%
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    Eighth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.25%
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    Total Separate Account Annual Expenses                      1.25%
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
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    Total Separate Account Annual Expenses with the Optional
     Death Benefit Charge                                       1.40%
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(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See "Charges and Fees -- The Contingent Deferred Sales Charge." The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of this table is to assist you in understanding various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                        (as a percentage of net assets)

                                                                                                             TOTAL FUND
                                                                                                              OPERATING
                                                                    12B-1 DISTRIBUTION                        EXPENSES
                                                  MANAGEMENT FEES    AND/OR SERVICING    OTHER EXPENSES    (INCLUDING ANY
                                                  (INCLUDING ANY     FEES (INCLUDING     (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)          ANY WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
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Nations Balanced Assets Portfolio (1)(2)               0.11%               0.00%              0.89%             1.00%
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Nations Aggressive Growth Portfolio (formerly
  known as Nations Disciplined Equity
  Portfolio) (1)(2)                                    0.09%               0.00%              0.91%             1.00%
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Nations International Growth Portfolio (1)(2)          0.00%               0.00%              1.25%             1.25%
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Nations Managed Index Portfolio (1)(2)                 0.08%               0.25%              0.42%             0.75%
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Nations SmallCap Index Portfolio (formerly known
  as Nations Managed SmallCap Index
  Portfolio) (1)(2)                                    0.00%               0.25%              0.40%             0.65%
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Nations Value Portfolio (1)(2)                         0.22%               0.00%              0.78%             1.00%
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Nations Marsico Growth & Income Portfolio (1)(2)       0.69%               0.00%              0.41%             1.10%
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Nations Marsico Focused Equities
  Portfolio (1)(2)                                     0.72%               0.00%              0.38%             1.10%
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AIM V.I. Capital Appreciation Fund                     0.62%                N/A               0.11%             0.73%
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AIM V.I. High Yield Fund (3)                           0.63%                N/A               0.79%             1.42%
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AIM V.I. Value Fund                                    0.61%                N/A               0.15%             0.76%
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Hartford Advisers HLS Fund (4)                         0.63%               0.18%              0.02%             0.83%
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Hartford Bond HLS Fund (4)                             0.49%               0.18%              0.03%             0.70%
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Hartford Capital Appreciation HLS Fund (4)             0.64%               0.18%              0.02%             0.84%
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Hartford Dividend and Growth HLS Fund (4)              0.65%               0.18%              0.03%             0.86%
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Hartford International Opportunities HLS
  Fund (4)                                             0.69%               0.18%              0.09%             0.96%
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Hartford Money Market HLS Fund (4)                     0.45%               0.18%              0.02%             0.65%
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Hartford Small Company HLS Fund (4)                    0.75%               0.18%              0.03%             0.96%
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Hartford Stock HLS Fund (4)                            0.46%               0.18%              0.02%             0.66%
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(1) The Nations Portfolios are subject to fees up to 0.25% pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that the Portfolios may pay banks, broker/dealers, insurance companies or other financial institutions that have entered into sales support agreements with Stephens, Inc. or a shareholder servicing agreement with the Portfolios for certain expenses that are incurred in connection with sales support and shareholder services.

(2) The investment adviser and other service providers to these Portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including distribution fees, until May 1, 2001 in order to maintain total fund operating expenses at the levels shown. Absent these waivers and/or reimbursements, total fund operating expenses would be:

                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                        MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                           FEES             FEES          EXPENSES    EXPENSES
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Nations Balanced Assets Portfolio                         0.65%             0.25%          0.89%        1.79%
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Nations Aggressive Growth Portfolio                       0.65%             0.25%          0.91%        1.81%
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Nations International Growth Portfolio                    0.80%             0.25%          1.59%        2.64%
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Nations Managed Index Portfolio                           0.40%             0.25%          0.42%        1.07%
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Nations SmallCap Index Portfolio                          0.40%             0.25%          0.56%        1.21%
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Nations Value Portfolio                                   0.65%             0.25%          0.78%        1.68%
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Nations Marsico Growth & Income Portfolio                 0.75%             0.25%          0.41%        1.41%
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Nations Marsico Focused Equities Portfolio                0.75%             0.25%          0.38%        1.38%
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8                                                HARTFORD LIFE INSURANCE COMPANY
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(3) Including fee waivers or expense reimbursements, expenses for AIM V.I. High Yield Fund are:

                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                        MANAGEMENT    AND/OR SERVICING     OTHER     OPERATING
                                                           FEES             FEES          EXPENSES    EXPENSES
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AIM V.I. High Yield Fund                                  0.35%              N/A           0.79%        1.14%
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(4) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has voluntarily and temporarily waived 0.07% of the average daily net assets of the Funds through at least April 30, 2001. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.90%; Hartford Bond HLS Fund -- 0.77%; Hartford Capital Appreciation HLS Fund -- 0.91%; Hartford Dividend and Growth HLS Fund -- 0.93%; Hartford International Opportunities HLS Fund -- 1.03%; Hartford Money Market HLS Fund -- 0.72%; Hartford Small Company HLS Fund -- 1.03%; Hartford Stock HLS Fund -- 0.73%.

HARTFORD LIFE INSURANCE COMPANY                                                9
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EXAMPLE

THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS NOT SELECTED.

                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   Balanced
   Assets
   Portfolio       $85      $128      $164       $267      $23       $72      $124       $266      $24     $73      $125     $267
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   Aggressive
   Growth
   Portfolio       $85      $128      $164       $267      $23       $72      $124       $266      $24     $73      $125     $267
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   International
   Growth
   Portfolio       $87      $136      $177       $292      $26       $80      $137       $292      $26     $81      $138     $292
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Managed
   Index
   Portfolio       $82      $121      $152       $241      $21       $65      $111       $240      $21     $65      $112     $241
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   SmallCap
   Index
   Portfolio       $81      $118      $147       $230      $19       $61      $106       $229      $20     $62      $107     $230
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Value
   Portfolio       $85      $128      $164       $267      $23       $72      $124       $266      $24     $73      $125     $267
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico
   Growth &
   Income
   Portfolio       $86      $131      $169       $277      $24       $75      $129       $276      $25     $76      $130     $277
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico
   Focused
   Equities
   Portfolio       $86      $131      $169       $277      $24       $75      $129       $276      $25     $76      $130     $277
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   Capital
   Appreciation
   Fund            $82      $120      $151       $239      $20       $64      $110       $238      $21     $65      $111     $239
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. High
   Yield Fund      $89      $141      $185       $309      $27       $85      $146       $308      $28     $86      $146     $309
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value
   Fund            $82      $121      $152       $242      $21       $65      $112       $241      $21     $66      $112     $242
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $83      $123      $156       $249      $21       $67      $115       $248      $22     $68      $116     $249
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $82      $120      $149       $236      $20       $63      $109       $235      $21     $64      $109     $236
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $83      $124      $156       $250      $21       $67      $116       $249      $22     $68      $117     $250
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $83      $124      $157       $252      $22       $68      $117       $252      $22     $69      $118     $252
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $84      $127      $162       $263      $23       $71      $122       $262      $23     $72      $123     $263
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $81      $118      $147       $230      $19       $61      $106       $229      $20     $62      $107     $230
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $84      $127      $162       $263      $23       $71      $122       $262      $23     $72      $123     $263
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $81      $118      $147       $231      $20       $62      $106       $230      $20     $62      $107     $231
 -----------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
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THE FOLLOWING EXAMPLE ASSUMES THE OPTIONAL DEATH BENEFIT IS SELECTED.

                 If you Surrender your Contract at the   If you annuitize your Contract at the   If you do not Surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   Balanced
   Assets
   Portfolio       $86      $133      $172       $282      $25       $77      $132       $281      $25     $78      $132     $282
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   Aggressive
   Growth
   Portfolio       $86      $133      $172       $282      $25       $77      $132       $281      $25     $78      $132     $282
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   International
   Growth
   Portfolio       $89      $140      $184       $307      $27       $85      $145       $307      $28     $85      $145     $307
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Managed
   Index
   Portfolio       $84      $126      $159       $257      $22       $69      $119       $256      $23     $70      $120     $257
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations
   SmallCap
   Index
   Portfolio       $83      $123      $154       $246      $21       $66      $114       $245      $22     $67      $114     $246
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Value
   Portfolio       $86      $133      $172       $282      $25       $77      $132       $281      $25     $78      $132     $282
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico
   Growth &
   Income
   Portfolio       $87      $136      $177       $292      $26       $80      $137       $292      $26     $81      $138     $292
 -----------------------------------------------------------------------------------------------------------------------------------
 Nations Marsico
   Focused
   Equities
   Portfolio       $87      $136      $177       $292      $26       $80      $137       $292      $26     $81      $138     $292
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I.
   Capital
   Appreciation
   Fund            $83      $125      $158       $254      $22       $69      $118       $254      $22     $69      $119     $254
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. High
   Yield Fund      $90      $145      $192       $324      $29       $90      $153       $323      $30     $90      $154     $324
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value
   Fund            $84      $126      $160       $258      $22       $69      $119       $257      $23     $70      $120     $258
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $84      $128      $163       $265      $23       $72      $123       $264      $23     $72      $124     $265
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $83      $124      $157       $251      $22       $68      $116       $251      $22     $68      $117     $251
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $84      $128      $164       $266      $23       $72      $124       $265      $24     $73      $124     $266
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $85      $129      $165       $268      $23       $73      $125       $267      $24     $73      $125     $268
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $86      $132      $170       $278      $24       $76      $130       $277      $25     $76      $130     $278
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $83      $123      $154       $246      $21       $66      $114       $245      $22     $67      $114     $246
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $86      $132      $170       $278      $24       $76      $130       $277      $25     $76      $130     $278
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $83      $123      $155       $247      $21       $66      $114       $246      $22     $67      $115     $247
 -----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
NATIONS BALANCED ASSET PORTFOLIO SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 0.970
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 0.971
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          5,572
--------------------------------------------------------------------------------
NATIONS AGGRESSIVE GROWTH PORTFOLIO SUB-ACCOUNT
 (formerly known as Nations Disciplined Equity Portfolio
 Sub-Account)
Accumulation Unit Value at beginning of period                     $ 1.060
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.149
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          5,489
--------------------------------------------------------------------------------
NATIONS INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.031
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2,820
--------------------------------------------------------------------------------
NATIONS MANAGED INDEX PORTFOLIO SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.097
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.280
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         10,498
--------------------------------------------------------------------------------
NATIONS SMALLCAP INDEX PORTFOLIO SUB-ACCOUNT
 (formerly known as Nations Managed SmallCap Index Portfolio
 Sub-Account)
Accumulation Unit Value at beginning of period                     $ 0.886
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 0.926
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2,517
--------------------------------------------------------------------------------
NATIONS VALUE PORTFOLIO SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.034
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.046
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          8,893
--------------------------------------------------------------------------------
NATIONS MARSICO GROWTH & INCOME PORTFOLIO SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.193
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         30,214
--------------------------------------------------------------------------------
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.193
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.921
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         53,496
--------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
HARTFORD BOND CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.049
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         15,197
--------------------------------------------------------------------------------
HARTFORD STOCK CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.138
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.344
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         34,029
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.028
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.063
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          8,076
--------------------------------------------------------------------------------
HARTFORD ADVISERS CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.109
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.209
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        108,468
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.007
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.365
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         15,955
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES CLASS B FUND
 SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 0.979
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.350
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2,221
--------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.027
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.066
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         14,774
--------------------------------------------------------------------------------
HARTFORD SMALL COMPANY CLASS B FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 0.978
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.599
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          6,012
--------------------------------------------------------------------------------
AIM V.I. HIGH YIELD FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 0.905
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 0.988
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          8,479
--------------------------------------------------------------------------------
AIM V.I. VALUE FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.045
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.341
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         16,920
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                              DECEMBER 31, 1999
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT
Accumulation Unit Value at beginning of period                     $ 1.012
--------------------------------------------------------------------------------
Accumulation Unit Value at end of period                           $ 1.445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                          3,468
--------------------------------------------------------------------------------

Accumulation Unit Values do not include the Optional Death Benefit Charge. If you elect the Optional Death Benefit, Accumulation Unit Values would be lower.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

You don't pay a sales charge when you purchase your Annuity. We may charge you a CDSC when you partially or fully Surrender your Annuity. The CDSC will depend on the amount you choose to Surrender and the length of time the Premium Payments you made have been in your Annuity. The percentage used to calculate the CDSC is equal to:

                        CONTINGENT
NUMBER OF YEARS FROM  DEFERRED SALES
  PREMIUM PAYMENT         CHARGE
------------------------------------
      One Year             7%
------------------------------------
     Two Years             6%
------------------------------------
    Three Years            6%
------------------------------------
     Four Years            5%
------------------------------------
     Five Years            4%
------------------------------------
     Six Years             3%
------------------------------------
    Seven Years            2%
------------------------------------
    Eight Years            0%
------------------------------------

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this prospectus.

If an Optional Death Benefit is elected an additional charge is deducted daily from your Contract Value and is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years;

- 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.

The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the states of Washington and New York, the Optional Death Benefit is not available.

If you elect the Optional Death Benefit at any time after you purchase your annuity, the Optional Death Benefit calculation will be different.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop upon the death of the Annuitant and Joint Annuitant, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, you may Surrender your Annuity after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. You and Hartford can agree to start payments at a later date if the laws in effect allow us to

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
defer payment and we agree to allow you to defer. The Annuity Commencement Date in New York may be different. Please consult your Registered Representative or call us.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
--------------------------------------------------------------------------------

Nations Balanced Assets Portfolio, Nations Aggressive Growth Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, and Nations Marsico Focused Equities Portfolio are sponsored by Stephens Inc. and are investment portfolios of Nations Annuity Trust, a Delaware business trust which is a registered open-end management investment company. Banc of America Advisors, Inc. serves as the investment adviser to these Funds.

Banc of America Capital Management, Inc. serves as the investment sub-adviser to Nations Balanced Assets Portfolio, Nations Aggressive Growth Portfolio, Nations Managed Index Portfolio, Nations SmallCap Index Portfolio, and Nations Value Portfolio. Gartmore Global Partners is investment sub-adviser to Nations International Growth Portfolio. Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio are sub-advised by Marsico Capital Management, LLC.

The AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, and AIM V.I. Value Fund are investment company portfolios of AIM Variable Insurance Funds, which is a registered open-end, series, management investment company. AIM Advisors, Inc. serves as the investment advisor to these Funds.

Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

NATIONS BALANCED ASSETS PORTFOLIO -- Seeks total return by investing in equity and fixed income securities.

NATIONS AGGRESSIVE GROWTH PORTFOLIO (FORMERLY NATIONS DISCIPLINED EQUITY PORTFOLIO) -- Seeks growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

NATIONS INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside of the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

NATIONS MANAGED INDEX PORTFOLIO -- Seeks, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index.(1)

NATIONS SMALLCAP INDEX PORTFOLIO (FORMERLY NATIONS MANAGED SMALLCAP INDEX PORTFOLIO) -- Seeks, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of the Standard & Poor's SmallCap 600 Index.(2)

NATIONS VALUE PORTFOLIO -- Seeks growth of capital by investing in companies that are believed to be undervalued.

NATIONS MARSICO GROWTH & INCOME PORTFOLIO -- Seeks long-term growth of capital with a limited emphasis on income.

NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO -- Seeks long-term growth of capital.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

AIM V.I. HIGH YIELD FUND -- Achieve a high level of current income. The fund's investment objective may be changed by the fund's Board without shareholder approval.

AIM V.I. VALUE FUND -- Achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

---------
(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation ("S&P").

(2) "Standard & Poor's SmallCap 600" is a registered service mark of S&P.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last

HARTFORD LIFE INSURANCE COMPANY                                               19
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day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURES
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURES IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURES ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right, in our sole discretion, to credit interest at a rate in excess of 3% per year. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 3% for any given year.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis. For Contracts issued in the State of New York, Fixed Accumulation Feature interest rates may vary from other states.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts.

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the

20                                               HARTFORD LIFE INSURANCE COMPANY
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Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k));
(b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;
(c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts"). If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.

RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

HARTFORD LIFE INSURANCE COMPANY                                               21
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CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects the interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Value on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:

(a) Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);

(b) Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;

(c) Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. There may be limitations on transfers to and from the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you, or your attorney-in-fact acting pursuant to a power of attorney, can make transfers:

- By calling us at (800) 862-6668

- Electronically, when available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made

22                                               HARTFORD LIFE INSURANCE COMPANY
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both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.

The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF NEW YORK, FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to:
(i) requiring up to a maximum of 10 Valuation Days between each transfer;
(ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on consecutive Valuation Days.

SURRENDERS

Contract Owners should consult their qualified tax adviser regarding the tax consequences of a Surrender.

 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations").

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in Texas, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

HARTFORD LIFE INSURANCE COMPANY                                               23
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In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.
SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.

Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for a Period Certain Settlement Option, but check with your qualified tax adviser because there may be adverse tax consequences.

IMPORTANT TAX INFORMATION -- There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age
59 1/2, b) separated from service, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a surrender is permissible, with or without tax penalty, in any particular situation; or in monitoring Surrender requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender. (See "Federal Tax Considerations").

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.

The percentage used to calculate the CDSC is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   7%
-----------------------------------------
         2                   6%
-----------------------------------------
         3                   6%
-----------------------------------------
         4                   5%
-----------------------------------------
         5                   4%
-----------------------------------------
         6                   3%
-----------------------------------------
         7                   2%
-----------------------------------------
     8 or more               0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a CDSC as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a CDSC.

- We will then Surrender the Premium Payments that have been in the Annuity the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a CDSC of 4% on that amount or $400.00.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a CDSC of 7% of the $500 or $35.00.

- Your CDSC is $435.00

If you have any questions about these charges, please contact your financial adviser or Hartford.

PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an

24                                               HARTFORD LIFE INSURANCE COMPANY
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amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint owner is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint owner cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Hartford to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, we deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an

HARTFORD LIFE INSURANCE COMPANY                                               25
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additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is a Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or
    (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

IF YOU DID ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the states of Washington and New York, the Optional Death Benefit is not available.

If you elect to add the Optional Death Benefit after you purchase your annuity, the Interest Accumulation Value calculation will be:

- Your Contract Value on the date we add the Optional Death Benefit to your annuity;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

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SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

- Life Annuity with Cash Refund

- Life Annuity with payments for a Period Certain

- Joint and Last Survivor Life Annuity with payments for a Period Certain and

- Payments for a Period Certain.

Proceeds from the Death Benefit may be left with us for no more than 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN. In New York, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday.

You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

No Surrenders are permitted after annuity payments begin unless you select the Payments for a Period Certain Annuity Payment Option and the variable dollar amount payment.

ANNUITY PAYMENT OPTIONS
LIFE ANNUITY

where we make Annuity payments for as long as the Annuitant lives.

 - Payments under this option stop upon the death of the annuitant, even if the Annuitant dies after one payment.

HARTFORD LIFE INSURANCE COMPANY                                               27
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LIFE ANNUITY WITH CASH REFUND

where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a variable dollar amount payment option with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY

where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop upon the death of the Annuitant and Joint Annuitant, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuitant die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN

where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, you may Surrender your Annuity after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

 - For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.

WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When your decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. For Contracts issued in the State of New York, the minimum monthly Annuity payment is $20. If any amount due is less than the minimum amount per year, we make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

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ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:

(a) is the number of Annuity Units of each Sub-Account credited under the Contract and

(b) is the Annuity Unit value (described below) for that Sub-Account.

The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and

(c) is the Annuity Unit Factor

The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively.

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The 6% AIR is not available in the states of Oklahoma, Oregon, New Jersey, New York or Texas. The following examples may help clarify the impact of selecting one AIR over another:

- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent

HARTFORD LIFE INSURANCE COMPANY                                               29
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  that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the

HARTFORD LIFE INSURANCE COMPANY                                               31
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    contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

32                                               HARTFORD LIFE INSURANCE COMPANY
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 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that

HARTFORD LIFE INSURANCE COMPANY                                               33
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are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (and their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

34                                               HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
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INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

36                                               HARTFORD LIFE INSURANCE COMPANY
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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

HARTFORD LIFE INSURANCE COMPANY                                               37
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The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

38                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II of Nations Variable Annuity to me at the following address:

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                                      Name

--------------------------------------------------------------------------------
                                    Address

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                              City/State      Zip Code

                                    PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT TWO
                       SERIES II OF NATIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



Date of Prospectus: May 1, 2000

Date of Statement of Additional Information: May 1, 2000





333-69489

                               TABLE OF CONTENTS

SECTION                                                                  PAGE
-------                                                                  ----
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . .     4

SAFEKEEPING OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .     4

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . .     4

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . .     5

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . .     6

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . .    10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . .

                                  INTRODUCTION

The individual and group tax-deferred variable annuity Contracts described in the prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these Contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the Contracts have been purchased. Annuity payments under a Contract will begin on a particular future date which may be selected at any time under the Contract or automatically when the Annuitant reaches age 90. There are several alternative annuity payment options available under the Contract (see "Annuity Payment Options" in the Prospectus).

The Premium Payments under a Contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Accumulation Feature. Accordingly, the net Premium Payment under the Contract will be applied to purchase interests in one or more of the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM V.I. Value Fund, Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund, Money Market Fund,
International Opportunities Fund, Small Company Fund, and Stock Fund.

Shares of the Funds are purchased by the Separate Account without the imposition of a sales charge. The value of a Contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that Contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.

The Contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by Hartford Life Insurance Company ("Hartford") at the Home Office. If, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 90th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day Hartford receives written due proof of death of such person, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Maximum Anniversary Value immediately preceding the date of death established up to age 80, adjusted for additions and surrenders. (See "Death Benefits" in the prospectus).

                  DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and
subsequently redomiciled to Connecticut.   Our offices are located in
Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS

                                 Effective
        Rating Agency         Date of Rating  Rating      Basis of Rating
        -------------         --------------  ------      ---------------
A.M. Best and Company, Inc.       1/1/99        A+     Financial performance

Standard & Poor's                 8/1/99        AA     Insurer financial strength

Duff & Phelps                     7/1/99        AA+    Claims paying ability

                            SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                          DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for
variable insurance compensation.   Compensation is generally based on premium
payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1999:
$159,553,734, 1998: $61,629,500 and 1997: $64,851,026. HSD has retained none of these commissions.

                       CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a money market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.
Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999.

------------------------------------------------------------------------------------
SUB-ACCOUNT                              YIELD          EFFECTIVE YIELD
------------------------------------------------------------------------------------
Hartford Money Market HLS Fund           3.92%               3.99%
------------------------------------------------------------------------------------


YIELD OF SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Account will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying Fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Account's yield will vary from time to time depending upon market conditions and the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Account's shares and to the relative risks associated with the investment objectives and policy of the Sub-Account.

Yield calculations of the Sub-Account used for illustration purposes reflect dividends and interest earned by the Sub-Account, less applicable asset based charges assessed under the Contract over the base period. Yield quotations based on a 30 day period are computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

       YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999.

----------------------------------------------------------------------------
SUB-ACCOUNT                                          YIELD
----------------------------------------------------------------------------
Hartford Bond HLS Fund                               5.54%
----------------------------------------------------------------------------
AIM V.I. High Yield Fund                              NA
----------------------------------------------------------------------------


AT ANY TIME IN THE FUTURE, YIELDS AND TOTAL RETURN MAY BE HIGHER OR LOWER THAN PAST YIELDS AND THERE CAN BE NO ASSURANCE THAT ANY HISTORICAL RESULTS WILL CONTINUE.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


                     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                    SINCE INCEPTION OF
          SUB-ACCOUNT               ACCOUNT        1 YEAR         5 YEAR           10 YEAR      SEPARATE ACCOUNT
                                INCEPTION DATE
-------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets             4/1/98         -9.82%           N/A              N/A             -8.80%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Aggressive Growth           4/1/98         -1.61%           N/A              N/A              1.56%
Portfolio (formerly known as
Nations Disciplined Equity
Portfolio)
-------------------------------------------------------------------------------------------------------------------
Nations International Growth        4/1/98         31.28%           N/A              N/A             17.39%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Managed Index Portfolio     4/1/98          6.80%           N/A              N/A              8.63%
-------------------------------------------------------------------------------------------------------------------
Nations SmallCap Index Portfolio    4/1/98         -5.39%           N/A              N/A            -11.90%
(formerly known as Nations
Managed SmallCap Index Portfolio)
-------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equity      4/1/98         41.38%           N/A              N/A             39.49%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income     4/1/98         43.18%           N/A              N/A             35.21%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Value Portfolio             4/1/98         -8.77%           N/A              N/A             -4.35%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  5/5/93         32.82%         21.51%             N/A             18.50%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            5/1/98         -0.85%           N/A              N/A             -6.90%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                 5/5/93         18.29%         23.22%             N/A             19.23%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          6/2/86         -0.98%         16.46%           10.05%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              6/2/86        -13.41%          2.82%            3.41%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       6/2/86         25.51%         20.71%           16.11%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth        3/9/94         -6.18%         17.96%             N/A             14.94%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         27.87%         10.51%             N/A              5.81%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/2/86         -6.59%          0.06%            0.73%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         53.49%           N/A              N/A             22.83%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             6/2/86          8.09%         24.36%           13.94%              N/A
-------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Optional Death Benefit charges. Performance would have been lower had the Optional Death Benefit been available and been chosen.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


 NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT
                                    FOR YEAR ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                FUND INCEPTION                                                 SINCE INCEPTION OF
          SUB-ACCOUNT                DATE          1 YEAR          5 YEAR          10 YEAR            FUND
-------------------------------------------------------------------------------------------------------------------
Nations Balanced Assets Portfolio   4/1/98          0.18%           N/A              N/A              -1.65%
-------------------------------------------------------------------------------------------------------------------
Nations Aggressive Growth           4/1/98          8.39%           N/A              N/A               8.24%
Portfolio (formerly known as
Nations Disciplined Equity
Portfolio)
-------------------------------------------------------------------------------------------------------------------
Nations International Growth        4/1/98         41.28%           N/A              N/A              23.95%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Managed Index Portfolio     4/1/98         16.80%           N/A              N/A              15.14%
-------------------------------------------------------------------------------------------------------------------
Nations SmallCap Index Portfolio     4/1/98          4.61%           N/A              N/A              -4.27%
(formerly known as Nations
Managed Small Cap Index Portfolio)
-------------------------------------------------------------------------------------------------------------------
Nations Marsico Focused Equity      4/1/98         51.38%           N/A              N/A              45.21%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Marsico Growth & Income     4/1/98         53.18%           N/A              N/A              41.14%
Portfolio
-------------------------------------------------------------------------------------------------------------------
Nations Value Portfolio             4/1/98          1.23%           N/A              N/A               2.59%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund  5/5/93         42.82%         24.03%             N/A              20.80%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund            5/1/98          9.15%           N/A              N/A               0.00%
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                 5/5/93         28.29%         25.64%             N/A              21.52%
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.02%         19.04%           12.37                N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.41%          6.15%            5.88%               N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.51%         23.24%           18.07%               N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth        3/9/94          3.82%         20.33%             N/A              17.41%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         37.87%         13.73%             N/A               8.80%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.41%          3.79%            3.61%               N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         63.49%           N/A              N/A              26.77%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.09%         26.67%           16.21%               N/A
-------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for Optional Death Benefit charges.

Performance would have been lower had the Optional Death Benefit been available and been chosen.

                          PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include about 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:
--------------------------------------------------------------------------------

    We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Managed Index Portfolio, Nations Managed SmallCap Index Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Hartford Bond Fund, Hartford Stock Fund, Hartford Money Market Fund, Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford International Opportunities Fund, Hartford Dividend and Growth Fund, Hartford Small Company Fund, AIM V.I. High Yield Fund, AIM V.I. Value Fund and AIM V.I. Capital Appreciation Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

    Hartford, Connecticut
    February 17, 2000

_____________________________________ SA-1 ___________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        NATIONS           NATIONS           NATIONS
                                                        BALANCED        DISCIPLINED      INTERNATIONAL
                                                    ASSETS PORTFOLIO  EQUITY PORTFOLIO  GROWTH PORTFOLIO
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Nations Balanced Assets Portfolio
        Shares 574,858
        Cost $5,506,191
      Market Value................................     $5,547,378          --                --
    Nations Disciplined Equity Portfolio
        Shares 559,018
        Cost $5,804,268
      Market Value................................       --              $6,501,381          --
    Nations International Growth Portfolio
        Shares 307,105
        Cost $3,349,127
      Market Value................................       --                --              $4,406,953
    Nations Managed Index Portfolio
        Shares 1,078,917
        Cost $12,180,804
      Market Value................................       --                --                --
    Nations Managed SmallCap Index Portfolio
        Shares 247,799
        Cost $2,246,503
      Market Value................................       --                --                --
    Nations Value Portfolio
        Shares 901,207
        Cost $9,157,946
      Market Value................................       --                --                --
    Nations Marsico Growth & Income Portfolio
        Shares 3,094,944
        Cost $40,545,791
      Market Value................................       --                --                --
    Nations Marsico Focused Equities Portfolio
        Shares 5,434,567
        Cost $76,385,267
      Market Value................................       --                --                --
    Hartford Bond HLS Fund, Inc. -- Class IB
        Shares 15,905,231
        Cost $16,939,113
      Market Value................................       --                --                --
    Hartford Stock HLS Fund, Inc. -- Class IB
        Shares 6,632,177
        Cost $48,829,881
      Market Value................................       --                --                --
    Due from Hartford Life Insurance Company......         13,927             6,292             5,651
    Receivable from fund shares sold..............       --                --                --
                                                       ----------        ----------        ----------
    Total Assets..................................      5,561,305         6,507,673         4,412,604
                                                       ----------        ----------        ----------
LIABILITIES:
    Due to Hartford Life Insurance Company........       --                --                --
    Payable for fund shares purchased.............         13,944             6,286             5,650
                                                       ----------        ----------        ----------
    Total Liabilities.............................         13,944             6,286             5,650
                                                       ----------        ----------        ----------
    Net Assets (variable annuity contract
     liabilities).................................     $5,547,361        $6,501,387        $4,406,954
                                                       ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 ____________________________________

--------------------------------------------------------------------------------

                                                                          NATIONS
                                                        NATIONS           MANAGED                         NATIONS MARSICO
                                                        MANAGED           SMALLCAP          NATIONS           GROWTH &
                                                    INDEX PORTFOLIO   INDEX PORTFOLIO   VALUE PORTFOLIO   INCOME PORTFOLIO
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Nations Balanced Assets Portfolio
        Shares 574,858
        Cost $5,506,191
      Market Value................................       --                --                --                --
    Nations Disciplined Equity Portfolio
        Shares 559,018
        Cost $5,804,268
      Market Value................................       --                --                --                --
    Nations International Growth Portfolio
        Shares 307,105
        Cost $3,349,127
      Market Value................................       --                --                --                --
    Nations Managed Index Portfolio
        Shares 1,078,917
        Cost $12,180,804
      Market Value................................    $14,058,292          --                --                --
    Nations Managed SmallCap Index Portfolio
        Shares 247,799
        Cost $2,246,503
      Market Value................................       --              $2,366,484          --                --
    Nations Value Portfolio
        Shares 901,207
        Cost $9,157,946
      Market Value................................       --                --              $9,561,809          --
    Nations Marsico Growth & Income Portfolio
        Shares 3,094,944
        Cost $40,545,791
      Market Value................................       --                --                --             $58,370,642
    Nations Marsico Focused Equities Portfolio
        Shares 5,434,567
        Cost $76,385,267
      Market Value................................       --                --                --                --
    Hartford Bond HLS Fund, Inc. -- Class IB
        Shares 15,905,231
        Cost $16,939,113
      Market Value................................       --                --                --                --
    Hartford Stock HLS Fund, Inc. -- Class IB
        Shares 6,632,177
        Cost $48,829,881
      Market Value................................       --                --                --                --
    Due from Hartford Life Insurance Company......         73,142               446          --                  38,258
    Receivable from fund shares sold..............       --                --                  64,669          --
                                                      -----------        ----------        ----------       -----------
    Total Assets..................................     14,131,434         2,366,930         9,626,478        58,408,900
                                                      -----------        ----------        ----------       -----------
LIABILITIES:
    Due to Hartford Life Insurance Company........       --                --                  64,711          --
    Payable for fund shares purchased.............         73,393               440          --                  38,051
                                                      -----------        ----------        ----------       -----------
    Total Liabilities.............................         73,393               440            64,711            38,051
                                                      -----------        ----------        ----------       -----------
    Net Assets (variable annuity contract
     liabilities).................................    $14,058,041        $2,366,490        $9,561,767       $58,370,849
                                                      ===========        ==========        ==========       ===========


                                                     NATIONS MARSICO
                                                         FOCUSED         HARTFORD BOND     HARTFORD STOCK
                                                    EQUITIES PORTFOLIO        FUND              FUND
                                                       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------  ----------------  ----------------
ASSETS:
  Investments:
    Nations Balanced Assets Portfolio
        Shares 574,858
        Cost $5,506,191
      Market Value................................        --                 --                --
    Nations Disciplined Equity Portfolio
        Shares 559,018
        Cost $5,804,268
      Market Value................................        --                 --                --
    Nations International Growth Portfolio
        Shares 307,105
        Cost $3,349,127
      Market Value................................        --                 --                --
    Nations Managed Index Portfolio
        Shares 1,078,917
        Cost $12,180,804
      Market Value................................        --                 --                --
    Nations Managed SmallCap Index Portfolio
        Shares 247,799
        Cost $2,246,503
      Market Value................................        --                 --                --
    Nations Value Portfolio
        Shares 901,207
        Cost $9,157,946
      Market Value................................        --                 --                --
    Nations Marsico Growth & Income Portfolio
        Shares 3,094,944
        Cost $40,545,791
      Market Value................................        --                 --                --
    Nations Marsico Focused Equities Portfolio
        Shares 5,434,567
        Cost $76,385,267
      Market Value................................     $107,115,307          --                --
    Hartford Bond HLS Fund, Inc. -- Class IB
        Shares 15,905,231
        Cost $16,939,113
      Market Value................................        --              $15,817,863          --
    Hartford Stock HLS Fund, Inc. -- Class IB
        Shares 6,632,177
        Cost $48,829,881
      Market Value................................        --                 --             $47,427,123
    Due from Hartford Life Insurance Company......          170,131            32,440            22,212
    Receivable from fund shares sold..............        --                 --                --
                                                       ------------       -----------       -----------
    Total Assets..................................      107,285,438        15,850,303        47,449,335
                                                       ------------       -----------       -----------
LIABILITIES:
    Due to Hartford Life Insurance Company........        --                 --                --
    Payable for fund shares purchased.............          169,915            32,440            22,157
                                                       ------------       -----------       -----------
    Total Liabilities.............................          169,915            32,440            22,157
                                                       ------------       -----------       -----------
    Net Assets (variable annuity contract
     liabilities).................................     $107,115,523       $15,817,863       $47,427,178
                                                       ============       ===========       ===========

____________________________________ SA-3 _____________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        HARTFORD          HARTFORD
                                                      MONEY MARKET        ADVISERS
                                                          FUND              FUND
                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------
ASSETS:
  Investments:
    Hartford Money Market HLS Fund, Inc. --
     Class IB
        Shares 8,803,924
        Cost $8,803,924
      Market Value................................     $8,803,924           --
    Hartford Advisers HLS Fund, Inc. -- Class IB
        Shares 46,289,836
        Cost $140,913,914
      Market Value................................       --             $137,318,011
    Hartford Capital Appreciation HLS Fund,
     Inc. -- Class IB
        Shares 3,766,760
        Cost $20,221,327
      Market Value................................       --                 --
    Hartford International Opportunties HLS Fund,
     Inc. -- Class IB
        Shares 1,696,401
        Cost $2,574,165
      Market Value................................       --                 --
    Hartford Dividend and Growth HLS Fund,
     Inc. -- Class IB
        Shares 7,479,077
        Cost $16,307,225
      Market Value................................       --                 --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
        Shares 4,658,400
        Cost $7,269,447
      Market Value................................       --                 --
    Nations AIM V.I. High Yield Fund
        Shares 972,655
        Cost $9,025,936
      Market Value................................       --                 --
    Nations AIM V.I. Value Fund
        Shares 737,057
        Cost $21,357,532
      Market Value................................       --                 --
    Nations AIM V.I. Capital Appreciation Fund
        Shares 156,307
        Cost $4,123,037
      Market Value................................       --                 --
  Due from Hartford Life Insurance Company........       --                  327,600
  Receivable from fund shares sold................            307           --
                                                       ----------       ------------
  Total Assets....................................      8,804,231        137,645,611
                                                       ----------       ------------
LIABILITIES:
  Due to Hartford Life Insurance Company..........       --                 --
  Payable for fund shares purchased...............       --                  326,945
                                                       ----------       ------------
  Total Liabilities...............................       --                  326,945
                                                       ----------       ------------
  Net Assets (variable annuity contract
   liabilities)...................................     $8,804,231       $137,318,666
                                                       ==========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-4 ____________________________________

--------------------------------------------------------------------------------

                                                        HARTFORD          HARTFORD
                                                        CAPITAL        INTERNATIONAL         HARTFORD            HARTFORD
                                                      APPRECIATION     OPPORTUNITIES    DIVIDEND AND GROWTH   SMALL COMPANY
                                                          FUND              FUND               FUND                FUND
                                                      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                    ----------------  ----------------  -------------------  ----------------
ASSETS:
  Investments:
    Hartford Money Market HLS Fund, Inc. --
     Class IB
        Shares 8,803,924
        Cost $8,803,924
      Market Value................................       --                --                 --                  --
    Hartford Advisers HLS Fund, Inc. -- Class IB
        Shares 46,289,836
        Cost $140,913,914
      Market Value................................       --                --                 --                  --
    Hartford Capital Appreciation HLS Fund,
     Inc. -- Class IB
        Shares 3,766,760
        Cost $20,221,327
      Market Value................................    $22,964,615          --                 --                  --
    Hartford International Opportunties HLS Fund,
     Inc. -- Class IB
        Shares 1,696,401
        Cost $2,574,165
      Market Value................................       --              $3,183,274           --                  --
    Hartford Dividend and Growth HLS Fund,
     Inc. -- Class IB
        Shares 7,479,077
        Cost $16,307,225
      Market Value................................       --                --               $16,086,731           --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
        Shares 4,658,400
        Cost $7,269,447
      Market Value................................       --                --                 --               $10,186,416
    Nations AIM V.I. High Yield Fund
        Shares 972,655
        Cost $9,025,936
      Market Value................................       --                --                 --                  --
    Nations AIM V.I. Value Fund
        Shares 737,057
        Cost $21,357,532
      Market Value................................       --                --                 --                  --
    Nations AIM V.I. Capital Appreciation Fund
        Shares 156,307
        Cost $4,123,037
      Market Value................................       --                --                 --                  --
  Due from Hartford Life Insurance Company........          3,836          --                     2,071              5,728
  Receivable from fund shares sold................       --                     110           --                  --
                                                      -----------        ----------         -----------        -----------
  Total Assets....................................     22,968,451         3,183,384          16,088,802         10,192,144
                                                      -----------        ----------         -----------        -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........       --                     107           --                  --
  Payable for fund shares purchased...............          3,923          --                     2,043              5,690
                                                      -----------        ----------         -----------        -----------
  Total Liabilities...............................          3,923               107               2,043              5,690
                                                      -----------        ----------         -----------        -----------
  Net Assets (variable annuity contract
   liabilities)...................................    $22,964,528        $3,183,277         $16,086,759        $10,186,454
                                                      ===========        ==========         ===========        ===========


                                                                                            AIM V.I.
                                                        AIM V.I.          AIM V.I.           CAPITAL
                                                    HIGH YIELD FUND      VALUE FUND     APPRECIATION FUND
                                                      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                    ----------------  ----------------  -----------------
ASSETS:
  Investments:
    Hartford Money Market HLS Fund, Inc. --
     Class IB
        Shares 8,803,924
        Cost $8,803,924
      Market Value................................       --                --                --
    Hartford Advisers HLS Fund, Inc. -- Class IB
        Shares 46,289,836
        Cost $140,913,914
      Market Value................................       --                --                --
    Hartford Capital Appreciation HLS Fund,
     Inc. -- Class IB
        Shares 3,766,760
        Cost $20,221,327
      Market Value................................       --                --                --
    Hartford International Opportunties HLS Fund,
     Inc. -- Class IB
        Shares 1,696,401
        Cost $2,574,165
      Market Value................................       --                --                --
    Hartford Dividend and Growth HLS Fund,
     Inc. -- Class IB
        Shares 7,479,077
        Cost $16,307,225
      Market Value................................       --                --                --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
        Shares 4,658,400
        Cost $7,269,447
      Market Value................................       --                --                --
    Nations AIM V.I. High Yield Fund
        Shares 972,655
        Cost $9,025,936
      Market Value................................     $8,773,350          --                --
    Nations AIM V.I. Value Fund
        Shares 737,057
        Cost $21,357,532
      Market Value................................       --             $24,691,396          --
    Nations AIM V.I. Capital Appreciation Fund
        Shares 156,307
        Cost $4,123,037
      Market Value................................       --                --              $5,561,396
  Due from Hartford Life Insurance Company........          3,452           141,795            46,474
  Receivable from fund shares sold................       --                --                --
                                                       ----------       -----------        ----------
  Total Assets....................................      8,776,802        24,833,191         5,607,870
                                                       ----------       -----------        ----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........       --                --                --
  Payable for fund shares purchased...............          3,486           141,751            46,478
                                                       ----------       -----------        ----------
  Total Liabilities...............................          3,486           141,751            46,478
                                                       ----------       -----------        ----------
  Net Assets (variable annuity contract
   liabilities)...................................     $8,773,316       $24,691,440        $5,561,392
                                                       ==========       ===========        ==========

____________________________________ SA-5 ____________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                        UNITS
                                       OWNED BY      UNIT       CONTRACT
                                     PARTICIPANTS    PRICE     LIABILITY
                                     ------------  ---------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Nations Balanced Assets Portfolio
   1.25%...........................    5,572,071   $0.971285  $  5,412,069
  Nations Balanced Assets Portfolio
   1.4%............................      139,429    0.970327       135,292
  Nations Disciplined Equity
   Portfolio 1.25%.................    5,488,899    1.148703     6,305,116
  Nations Disciplined Equity
   Portfolio 1.4%..................      171,033    1.147563       196,271
  Nations International Growth
   Portfolio 1.25%.................    2,820,187    1.456237     4,106,861
  Nations International Growth
   Portfolio 1.4%..................      206,278    1.454799       300,093
  Nations Managed Index Portfolio
   1.25%...........................   10,498,075    1.279945    13,436,958
  Nations Managed Index Portfolio
   1.4%............................      485,725    1.278673       621,083
  Nations Managed SmallCap Index
   Portfolio 1.25%.................    2,517,115    0.926420     2,331,905
  Nations Managed SmallCap Index
   Portfolio 1.4%..................       37,369    0.925494        34,585
  Nations Value Portfolio 1.25%....    8,893,336    1.045768     9,300,366
  Nations Value Portfolio 1.4%.....      250,209    1.044732       261,401
  Nations Marsico Growth & Income
   Portfolio 1.25%.................   30,214,278    1.828118    55,235,265
  Nations Marsico Growth & Income
   Portfolio 1.4%..................    1,716,909    1.826296     3,135,584
  Nations Marsico Focused Equities
   Portfolio 1.25%.................   53,496,235    1.921235   102,778,839
  Nations Marsico Focused Equities
   Portfolio 1.4%..................    2,185,281    1.919315     4,194,243
  Hartford Bond Fund 1.25%.........   15,196,721    1.013283    15,398,580
  Hartford Bond Fund 1.4%..........      414,201    1.012271       419,283
  Hartford Stock Fund 1.25%........   34,029,366    1.344228    45,743,226
  Hartford Stock Fund 1.4%.........    1,253,993    1.342872     1,683,952
  Hartford Money Market Fund
   1.25%...........................    8,076,335    1.062965     8,584,861
  Hartford Money Market Fund
   1.4%............................      206,577    1.061925       219,370
  Hartford Advisers Fund 1.25%.....  108,468,495    1.209174   131,157,285
  Hartford Advisers Fund 1.4%......    4,920,206    1.207970     5,943,461
  Hartford Capital Appreciation
   Fund 1.25%......................   15,955,055    1.364508    21,770,800
  Hartford Capital Appreciation
   Fund 1.4%.......................      875,707    1.363159     1,193,728
  Hartford International
   Opportunities Fund 1.25%........    2,221,437    1.350430     2,999,895
  Hartford International
   Opportunities Fund 1.4%.........      135,930    1.349088       183,382
  Hartford Dividend & Growth Fund
   1.25%...........................   14,774,415    1.066261    15,753,383
  Hartford Dividend & Growth Fund
   1.4%............................      312,973    1.065190       333,376
  Hartford Small Company Fund
   1.25%...........................    6,011,602    1.598529     9,609,720
  Hartford Small Company Fund
   1.4%............................      361,149    1.596941       576,734
  AIM V.I. High Yield Fund 1.25%...    8,478,791    0.987879     8,376,020
  AIM V.I. High Yield Fund 1.4%....      402,566    0.986909       397,296
  AIM V.I. Value Fund 1.25%........   16,919,912    1.340529    22,681,633
  AIM V.I. Value Fund 1.4%.........    1,500,750    1.339202     2,009,807
  AIM V.I. Capital Appreciation
   Fund 1.25%......................    3,467,870    1.444971     5,010,971
  AIM V.I. Capital Appreciation
   Fund 1.4%.......................      381,301    1.443533       550,421
                                                              ------------
  SUB-TOTAL........................                            508,383,115
                                                              ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Nations Marsico Focused Equities
   Portfolio 1.25%.................       74,140    1.921235       142,441
  Hartford Advisers Fund 1.25%.....      180,223    1.209174       217,920
                                                              ------------
  SUB-TOTAL........................                                360,361
                                                              ------------
GRAND TOTAL........................                           $508,743,476
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-6 ____________________________________

                        [Intentionally left blank page]

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        HARTFORD          HARTFORD
                                                      MONEY MARKET        ADVISERS
                                                          FUND              FUND
                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------
INVESTMENT INCOME:
  Dividends.......................................      $265,690        $ 2,712,215
EXPENSES:
  Mortality and expense undertakings..............       (71,027)        (1,033,901)
                                                        --------        -----------
    Net investment income (loss)..................       194,663          1,678,314
                                                        --------        -----------
CAPITAL GAINS INCOME..............................            80         10,509,514
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT:
  Net realized gain (loss) on security
   transactions...................................       --                     147
  Net unrealized (depreciation) appreciation of
   investments during the period..................       --              (4,351,303)
                                                        --------        -----------
    Net (loss) gain on investments................       --              (4,351,156)
                                                        --------        -----------
    Net increase in net assets resulting from
     operations...................................      $194,743        $ 7,836,672
                                                        ========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-8 ____________________________________

--------------------------------------------------------------------------------

                                                                              HARTFORD
                                                          HARTFORD         INTERNATIONAL         HARTFORD            HARTFORD
                                                    CAPITAL APPRECIATION   OPPORTUNITIES    DIVIDEND AND GROWTH   SMALL COMPANY
                                                            FUND                FUND               FUND                FUND
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                    --------------------  ----------------  -------------------  ----------------
INVESTMENT INCOME:
  Dividends.......................................       $   47,931           $ 26,678           $ 240,626          $ --
EXPENSES:
  Mortality and expense undertakings..............         (153,020)           (17,728)           (163,908)            (48,943)
                                                         ----------           --------           ---------          ----------
    Net investment income (loss)..................         (105,089)             8,950              76,718             (48,943)
                                                         ----------           --------           ---------          ----------
CAPITAL GAINS INCOME..............................        2,166,168            --                  820,318              13,606
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT:
  Net realized gain (loss) on security
   transactions...................................           (4,447)               410               4,115               3,649
  Net unrealized (depreciation) appreciation of
   investments during the period..................        2,419,549            609,939            (453,089)          2,865,888
                                                         ----------           --------           ---------          ----------
    Net (loss) gain on investments................        2,415,102            610,349            (448,974)          2,869,537
                                                         ----------           --------           ---------          ----------
    Net increase in net assets resulting from
     operations...................................       $4,476,181           $619,299           $ 448,062          $2,834,200
                                                         ==========           ========           =========          ==========

                                                                                            AIM V.I.
                                                        AIM V.I.          AIM V.I.          CAPITAL
                                                       HIGH YIELD          VALUE          APPRECIATION
                                                          FUND              FUND              FUND
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends.......................................     $ 655,397         $   63,053        $    3,419
EXPENSES:
  Mortality and expense undertakings..............       (64,208)          (134,934)          (31,297)
                                                       ---------         ----------        ----------
    Net investment income (loss)..................       591,189            (71,881)          (27,878)
                                                       ---------         ----------        ----------
CAPITAL GAINS INCOME..............................       --                 329,727           106,676
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT:
  Net realized gain (loss) on security
   transactions...................................         2,649                822               473
  Net unrealized (depreciation) appreciation of
   investments during the period..................      (179,004)         3,100,198         1,301,433
                                                       ---------         ----------        ----------
    Net (loss) gain on investments................      (176,355)         3,101,020         1,301,906
                                                       ---------         ----------        ----------
    Net increase in net assets resulting from
     operations...................................     $ 414,834         $3,358,866        $1,380,704
                                                       =========         ==========        ==========

____________________________________ SA-9 ____________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                        NATIONS           NATIONS           NATIONS
                                                        BALANCED        DISCIPLINED      INTERNATIONAL
                                                    ASSETS PORTFOLIO  EQUITY PORTFOLIO  GROWTH PORTFOLIO
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends.......................................      $ 93,152        $    13,860        $   14,599
EXPENSES:
  Mortality and expense undertakings..............       (54,669)           (63,164)          (28,673)
                                                        --------        -----------        ----------
    Net investment income (loss)..................        38,483            (49,304)          (14,074)
                                                        --------        -----------        ----------
CAPITAL GAINS INCOME..............................       --                --                  82,257
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT:
  Net realized gain (loss) on security
   transactions...................................         1,549             18,504             1,750
  Net unrealized (depreciation) appreciation of
   investments during the period..................       (34,361)           384,708           982,672
                                                        --------        -----------        ----------
    Net (loss) gain on investments................       (32,812)           403,212           984,422
                                                        --------        -----------        ----------
    Net increase in net assets resulting from
     operations
    Net increase (decrease) in net assets
     resulting from operations....................      $  5,671        $   353,908        $1,052,605
                                                        ========        ===========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-10 ____________________________________

--------------------------------------------------------------------------------

                                                                          NATIONS
                                                        NATIONS           MANAGED                         NATIONS MARSICO
                                                        MANAGED           SMALLCAP          NATIONS           GROWTH &
                                                    INDEX PORTFOLIO   INDEX PORTFOLIO   VALUE PORTFOLIO   INCOME PORTFOLIO
                                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends.......................................     $   64,284         $  3,452          $ 52,520        $  --
EXPENSES:
  Mortality and expense undertakings..............       (105,370)         (23,396)          (89,552)          (349,453)
                                                       ----------         --------          --------        -----------
    Net investment income (loss)..................        (41,086)         (19,944)          (37,032)          (349,453)
                                                       ----------         --------          --------        -----------
CAPITAL GAINS INCOME..............................       --                --                --                --
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT:
  Net realized gain (loss) on security
   transactions...................................         (3,039)            (639)            1,282             (2,635)
  Net unrealized (depreciation) appreciation of
   investments during the period..................      1,496,743          161,077            82,683         16,435,899
                                                       ----------         --------          --------        -----------
    Net (loss) gain on investments................      1,493,704          160,438            83,965         16,433,264
                                                       ----------         --------          --------        -----------
    Net increase in net assets resulting from
     operations...................................     $1,452,618         $140,494          $ 46,933        $16,083,811
                                                       ==========         ========          ========        ===========


                                                     NATIONS MARSICO        HARTFORD          HARTFORD
                                                         FOCUSED              BOND             STOCK
                                                    EQUITIES PORTFOLIO        FUND              FUND
                                                       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends.......................................      $ --              $   835,869       $   285,485
EXPENSES:
  Mortality and expense undertakings..............         (646,272)         (124,292)         (338,866)
                                                        -----------       -----------       -----------
    Net investment income (loss)..................         (646,272)          711,577           (53,381)
                                                        -----------       -----------       -----------
CAPITAL GAINS INCOME..............................          678,013            48,163         6,820,826
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT:
  Net realized gain (loss) on security
   transactions...................................          (31,582)          (47,472)            9,437
  Net unrealized (depreciation) appreciation of
   investments during the period..................       27,869,380          (993,421)       (1,952,858)
                                                        -----------       -----------       -----------
    Net (loss) gain on investments................       27,837,798        (1,040,893)       (1,943,421)
                                                        -----------       -----------       -----------
    Net increase in net assets resulting from
     operations...................................      $27,869,539       $  (281,153)      $ 4,824,024
                                                        ===========       ===========       ===========

____________________________________ SA-11 ____________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                             NATIONS           NATIONS           NATIONS
                                                             BALANCED        DISCIPLINED      INTERNATIONAL
                                                         ASSETS PORTFOLIO  EQUITY PORTFOLIO  GROWTH PORTFOLIO
                                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                         ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss).........................     $   38,483        $  (49,304)       $  (14,074)
  Capital gains income.................................       --                --                  82,257
  Net realized gain (loss) on security transactions....          1,549            18,504             1,750
  Net unrealized (depreciation) appreciation of
   investments during the period.......................        (34,361)          384,708           982,672
                                                            ----------        ----------        ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................          5,671           353,908         1,052,605
                                                            ----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases............................................      1,156,272         1,819,944           755,206
  Net transfers........................................      1,911,806         1,154,045         1,456,488
  Surrenders for benefit payments and fees.............       (363,343)         (546,796)         (126,539)
  Net annuity transactions.............................       --                --                --
                                                            ----------        ----------        ----------
  Net increase in net assets resulting from unit
   transactions........................................      2,704,735         2,427,193         2,085,155
                                                            ----------        ----------        ----------
  Net increase in net assets...........................      2,710,406         2,781,101         3,137,760
NET ASSETS:
  Beginning of period..................................      2,836,955         3,720,286         1,269,194
                                                            ----------        ----------        ----------
  End of period........................................     $5,547,361        $6,501,387        $4,406,954
                                                            ==========        ==========        ==========

--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM INCEPTION, MARCH 27, 1998 TO DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                             NATIONS           NATIONS           NATIONS
                                                             BALANCED        DISCIPLINED      INTERNATIONAL
                                                         ASSETS PORTFOLIO  EQUITY PORTFOLIO  GROWTH PORTFOLIO
                                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                         ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss).........................     $   17,594        $   (8,836)       $   (1,791)
  Net realized gain (loss) on security transactions....          1,248               333               130
  Net unrealized appreciation (depreciation) of
   investments during the period.......................         75,548           312,405            75,154
                                                            ----------        ----------        ----------
  Net increase (decrease) in net assets resulting from
   operations..........................................         94,390           303,902            73,493
                                                            ----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases............................................      1,191,400         2,135,069           694,879
  Net transfers........................................      1,574,738         1,308,683           509,945
  Surrenders for benefit payments and fees.............        (23,573)          (27,368)           (9,123)
  Net annuity transactions.............................       --                --                --
                                                            ----------        ----------        ----------
  Net increase in net assets resulting from unit
   transactions........................................      2,742,565         3,416,384         1,195,701
                                                            ----------        ----------        ----------
  Net increase in net assets...........................      2,836,955         3,720,286         1,269,194
NET ASSETS:
  Beginning of period..................................       --                --                --
                                                            ----------        ----------        ----------
  End of period........................................     $2,836,955        $3,720,286        $1,269,194
                                                            ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-12 ____________________________________

--------------------------------------------------------------------------------

                                                                               NATIONS
                                                             NATIONS           MANAGED                         NATIONS MARSICO
                                                             MANAGED           SMALLCAP          NATIONS           GROWTH &
                                                         INDEX PORTFOLIO   INDEX PORTFOLIO   VALUE PORTFOLIO   INCOME PORTFOLIO
                                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                         ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss).........................    $   (41,086)       $  (19,944)       $  (37,032)      $  (349,453)
  Capital gains income.................................       --                --                --                --
  Net realized gain (loss) on security transactions....         (3,039)             (639)            1,282            (2,635)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................      1,496,743           161,077            82,683        16,435,899
                                                           -----------        ----------        ----------       -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................      1,452,618           140,494            46,933        16,083,811
                                                           -----------        ----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases............................................      4,019,674           413,361         2,498,237        14,891,959
  Net transfers........................................      4,647,387           447,368         2,907,894        16,657,811
  Surrenders for benefit payments and fees.............       (412,598)         (183,734)         (486,213)       (1,170,199)
  Net annuity transactions.............................       --                --                --                --
                                                           -----------        ----------        ----------       -----------
  Net increase in net assets resulting from unit
   transactions........................................      8,254,463           676,995         4,919,918        30,379,571
                                                           -----------        ----------        ----------       -----------
  Net increase in net assets...........................      9,707,081           817,489         4,966,851        46,463,382
NET ASSETS:
  Beginning of period..................................      4,350,960         1,549,001         4,594,916        11,907,467
                                                           -----------        ----------        ----------       -----------
  End of period........................................    $14,058,041        $2,366,490        $9,561,767       $58,370,849
                                                           ===========        ==========        ==========       ===========


                                                          NATIONS MARSICO
                                                              FOCUSED            HARTFORD          HARTFORD
                                                         EQUITIES PORTFOLIO     BOND FUND         STOCK FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss).........................     $   (646,272)      $   711,577       $   (53,381)
  Capital gains income.................................          678,013            48,163         6,820,826
  Net realized gain (loss) on security transactions....          (31,582)          (47,472)            9,437
  Net unrealized (depreciation) appreciation of
   investments during the period.......................       27,869,380          (993,421)       (1,952,858)
                                                            ------------       -----------       -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................       27,869,539          (281,153)        4,824,024
                                                            ------------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases............................................       29,008,928         3,905,647        13,615,951
  Net transfers........................................       32,145,445         7,605,278        20,347,861
  Surrenders for benefit payments and fees.............       (2,587,399)         (696,891)       (1,527,650)
  Net annuity transactions.............................           71,314          --                --
                                                            ------------       -----------       -----------
  Net increase in net assets resulting from unit
   transactions........................................       58,638,288        10,814,034        32,436,162
                                                            ------------       -----------       -----------
  Net increase in net assets...........................       86,507,827        10,532,881        37,260,186
NET ASSETS:
  Beginning of period..................................       20,607,696         5,284,982        10,166,992
                                                            ------------       -----------       -----------
  End of period........................................     $107,115,523       $15,817,863       $47,427,178
                                                            ============       ===========       ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               NATIONS
                                                             NATIONS           MANAGED                         NATIONS MARSICO
                                                             MANAGED           SMALLCAP          NATIONS           GROWTH &
                                                         INDEX PORTFOLIO   INDEX PORTFOLIO   VALUE PORTFOLIO   INCOME PORTFOLIO
                                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                         ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss).........................    $     7,003        $   (2,330)       $   (3,904)      $   (26,657)
  Net realized gain (loss) on security transactions....            130                (5)             (734)           (3,632)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................        380,746           (41,096)          321,180         1,388,952
                                                           -----------        ----------        ----------       -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................        387,879           (43,431)          316,542         1,358,663
                                                           -----------        ----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases............................................      2,891,993         1,174,665         2,902,677         7,617,543
  Net transfers........................................      1,104,396           427,843         1,396,785         3,001,237
  Surrenders for benefit payments and fees.............        (33,308)          (10,076)          (21,088)          (69,976)
  Net annuity transactions.............................       --                --                --                --
                                                           -----------        ----------        ----------       -----------
  Net increase in net assets resulting from unit
   transactions........................................      3,963,081         1,592,432         4,278,374        10,548,804
                                                           -----------        ----------        ----------       -----------
  Net increase in net assets...........................      4,350,960         1,549,001         4,594,916        11,907,467
NET ASSETS:
  Beginning of period..................................       --                --                --                --
                                                           -----------        ----------        ----------       -----------
  End of period........................................    $ 4,350,960        $1,549,001        $4,594,916       $11,907,467
                                                           ===========        ==========        ==========       ===========


                                                          NATIONS MARSICO
                                                              FOCUSED            HARTFORD          HARTFORD
                                                         EQUITIES PORTFOLIO     BOND FUND         STOCK FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------------  ----------------  ----------------
OPERATIONS:
  Net investment income (loss).........................     $    (51,598)      $   233,592       $   386,624
  Net realized gain (loss) on security transactions....             (647)              447              (396)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................        2,860,660          (127,829)          550,100
                                                            ------------       -----------       -----------
  Net increase (decrease) in net assets resulting from
   operations..........................................        2,808,415           106,210           936,328
                                                            ------------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases............................................       13,184,406         1,973,020         6,565,916
  Net transfers........................................        4,754,462         3,257,205         2,780,547
  Surrenders for benefit payments and fees.............         (169,082)          (51,453)         (115,799)
  Net annuity transactions.............................           29,495          --                --
                                                            ------------       -----------       -----------
  Net increase in net assets resulting from unit
   transactions........................................       17,799,281         5,178,772         9,230,664
                                                            ------------       -----------       -----------
  Net increase in net assets...........................       20,607,696         5,284,982        10,166,992
NET ASSETS:
  Beginning of period..................................        --                 --                --
                                                            ------------       -----------       -----------
  End of period........................................     $ 20,607,696       $ 5,284,982       $10,166,992
                                                            ============       ===========       ===========

____________________________________ SA-13 ____________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                      HARTFORD          HARTFORD
                                                    MONEY MARKET        ADVISERS
                                                        FUND              FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT
                                                  ----------------  ----------------
OPERATIONS:
  Net investment income (loss)..................    $   194,663       $  1,678,314
  Capital gains income..........................             80         10,509,514
  Net realized gain (loss) on security
   transactions.................................       --                      147
  Net unrealized appreciation (depreciation) of
   investments during the period................       --               (4,351,303)
                                                    -----------       ------------
  Net increase in net assets resulting from
   operations...................................        194,743          7,836,672
                                                    -----------       ------------
UNIT TRANSACTIONS:
  Purchases.....................................      3,580,847         34,192,033
  Net transfers.................................      4,204,980         65,147,406
  Surrenders for benefit payments and fees......     (1,355,381)        (4,778,585)
  Net annuity transactions......................       --                  207,106
                                                    -----------       ------------
  Net increase in net assets resulting from unit
   transactions.................................      6,430,446         94,767,960
                                                    -----------       ------------
  Net increase in net assets....................      6,625,189        102,604,632
NET ASSETS:
  Beginning of period...........................      2,179,042         34,714,034
                                                    -----------       ------------
  End of period.................................    $ 8,804,231       $137,318,666
                                                    ===========       ============

--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE PERIOD FROM INCEPTION, MARCH 27, 1998 TO DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                   HARTFORD          HARTFORD
                                                 MONEY MARKET        ADVISERS
                                                     FUND              FUND
                                                 SUB-ACCOUNT       SUB-ACCOUNT
                                               ----------------  ----------------
OPERATIONS:
  Net investment income (loss)...............    $    22,357       $  1,676,997
  Capital gains income.......................       --                 --
  Net realized gain (loss) on security
   transactions..............................       --                    1,191
  Net unrealized appreciation (depreciation)
   of investments during the period..........       --                  755,399
                                                 -----------       ------------
  Net increase (decrease) in net assets
   resulting from operations.................         22,357          2,433,587
                                                 -----------       ------------
UNIT TRANSACTIONS:
  Purchases..................................      1,205,792         21,876,614
  Net transfers..............................      1,152,764         10,755,426
  Surrenders for benefit payments and fees...       (201,871)          (351,593)
  Net annuity transactions...................       --                 --
                                                 -----------       ------------
  Net increase in net assets resulting from
   unit transactions.........................      2,156,685         32,280,447
                                                 -----------       ------------
  Net increase in net assets.................      2,179,042         34,714,034
NET ASSETS:
    Beginning of period......................       --                 --
                                                 -----------       ------------
    End of period............................    $ 2,179,042       $ 34,714,034
                                                 ===========       ============

  *  From inception, July 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-14 ____________________________________

--------------------------------------------------------------------------------

                                                                            HARTFORD
                                                        HARTFORD         INTERNATIONAL         HARTFORD            HARTFORD
                                                  CAPITAL APPRECIATION   OPPORTUNITIES    DIVIDEND AND GROWTH   SMALL COMPANY
                                                          FUND                FUND               FUND                FUND
                                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                  --------------------  ----------------  -------------------  ----------------
OPERATIONS:
  Net investment income (loss)..................       $  (105,089)        $    8,950         $    76,718        $   (48,943)
  Capital gains income..........................         2,166,168           --                   820,318             13,606
  Net realized gain (loss) on security
   transactions.................................            (4,447)               410               4,115              3,649
  Net unrealized appreciation (depreciation) of
   investments during the period................         2,419,549            609,939            (453,089)         2,865,888
                                                       -----------         ----------         -----------        -----------
  Net increase in net assets resulting from
   operations...................................         4,476,181            619,299             448,062          2,834,200
                                                       -----------         ----------         -----------        -----------
UNIT TRANSACTIONS:
  Purchases.....................................         5,225,395            823,959           3,202,089          2,064,104
  Net transfers.................................         8,027,567          1,251,813           4,526,626          4,660,716
  Surrenders for benefit payments and fees......          (706,511)          (174,573)           (690,509)           (68,535)
  Net annuity transactions......................         --                  --                 --                  --
                                                       -----------         ----------         -----------        -----------
  Net increase in net assets resulting from unit
   transactions.................................        12,546,451          1,901,199           7,038,206          6,656,285
                                                       -----------         ----------         -----------        -----------
  Net increase in net assets....................        17,022,632          2,520,498           7,486,268          9,490,485
NET ASSETS:
  Beginning of period...........................         5,941,896            662,779           8,600,491            695,969
                                                       -----------         ----------         -----------        -----------
  End of period.................................       $22,964,528         $3,183,277         $16,086,759        $10,186,454
                                                       ===========         ==========         ===========        ===========


                                                      AIM V.I.          AIM V.I.            AIM V.I.
                                                     HIGH YIELD          VALUE        CAPITAL APPRECIATION
                                                        FUND              FUND                FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                  ----------------  ----------------  --------------------
OPERATIONS:
  Net investment income (loss)..................     $  591,189       $   (71,881)         $  (27,878)
  Capital gains income..........................       --                 329,727             106,676
  Net realized gain (loss) on security
   transactions.................................          2,649               822                 473
  Net unrealized appreciation (depreciation) of
   investments during the period................       (179,004)        3,100,198           1,301,433
                                                     ----------       -----------          ----------
  Net increase in net assets resulting from
   operations...................................        414,834         3,358,866           1,380,704
                                                     ----------       -----------          ----------
UNIT TRANSACTIONS:
  Purchases.....................................      2,525,557         8,021,594           1,169,272
  Net transfers.................................      4,522,308        11,600,293           2,135,702
  Surrenders for benefit payments and fees......       (326,173)         (470,425)           (122,879)
  Net annuity transactions......................       --                --                 --
                                                     ----------       -----------          ----------
  Net increase in net assets resulting from unit
   transactions.................................      6,721,692        19,151,462           3,182,095
                                                     ----------       -----------          ----------
  Net increase in net assets....................      7,136,526        22,510,328           4,562,799
NET ASSETS:
  Beginning of period...........................      1,636,790         2,181,112             998,593
                                                     ----------       -----------          ----------
  End of period.................................     $8,773,316       $24,691,440          $5,561,392
                                                     ==========       ===========          ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         HARTFORD
                                                     HARTFORD         INTERNATIONAL         HARTFORD            HARTFORD
                                               CAPITAL APPRECIATION   OPPORTUNITIES    DIVIDEND AND GROWTH   SMALL COMPANY
                                                       FUND                FUND               FUND                FUND
                                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                               --------------------  ----------------  -------------------  ----------------
OPERATIONS:
  Net investment income (loss)...............       $   115,336         $    7,862         $   216,155        $    (2,997)
  Capital gains income.......................         --                  --                 --                  --
  Net realized gain (loss) on security
   transactions..............................              (119)                26                 (15)                20
  Net unrealized appreciation (depreciation)
   of investments during the period..........           323,740               (830)            232,595             51,082
                                                    -----------         ----------         -----------        -----------
  Net increase (decrease) in net assets
   resulting from operations.................           438,957              7,058             448,735             48,105
                                                    -----------         ----------         -----------        -----------
UNIT TRANSACTIONS:
  Purchases..................................         3,510,954            424,234           6,465,047            485,471
  Net transfers..............................         2,022,841            232,918           1,794,442            166,509
  Surrenders for benefit payments and fees...           (30,856)            (1,431)           (107,733)            (4,116)
  Net annuity transactions...................         --                  --                 --                  --
                                                    -----------         ----------         -----------        -----------
  Net increase in net assets resulting from
   unit transactions.........................         5,502,939            655,721           8,151,756            647,864
                                                    -----------         ----------         -----------        -----------
  Net increase in net assets.................         5,941,896            662,779           8,600,491            695,969
NET ASSETS:
    Beginning of period......................         --                  --                 --                  --
                                                    -----------         ----------         -----------        -----------
    End of period............................       $ 5,941,896         $  662,779         $ 8,600,491        $   695,969
                                                    ===========         ==========         ===========        ===========


                                                   AIM V.I.          AIM V.I.            AIM V.I.
                                                  HIGH YIELD          VALUE        CAPITAL APPRECIATION
                                                     FUND              FUND                FUND
                                                 SUB-ACCOUNT*      SUB-ACCOUNT*        SUB-ACCOUNT*
                                               ----------------  ----------------  --------------------
OPERATIONS:
  Net investment income (loss)...............     $   59,087       $     4,904          $   (1,052)
  Capital gains income.......................       --                  85,619              24,715
  Net realized gain (loss) on security
   transactions..............................            (39)           (4,733)              2,118
  Net unrealized appreciation (depreciation)
   of investments during the period..........        (73,582)          233,667             136,927
                                                  ----------       -----------          ----------
  Net increase (decrease) in net assets
   resulting from operations.................        (14,534)          319,457             162,708
                                                  ----------       -----------          ----------
UNIT TRANSACTIONS:
  Purchases..................................      1,011,408         1,133,771             717,967
  Net transfers..............................        646,458           733,569             120,333
  Surrenders for benefit payments and fees...         (6,542)           (5,685)             (2,415)
  Net annuity transactions...................       --                --                 --
                                                  ----------       -----------          ----------
  Net increase in net assets resulting from
   unit transactions.........................      1,651,324         1,861,655             835,885
                                                  ----------       -----------          ----------
  Net increase in net assets.................      1,636,790         2,181,112             998,593
NET ASSETS:
    Beginning of period......................       --                --                 --
                                                  ----------       -----------          ----------
    End of period............................     $1,636,790       $ 2,181,112          $  998,593
                                                  ==========       ===========          ==========

____________________________________ SA-15 ____________________________________

--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securites are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Hartford, Nations, and AIM V.I. mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $30 may be deducted from the contract's value each contract year. However this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-16 __________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               1999         1998         1997
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Premiums and other considerations                           $2,045       $2,218       $1,637
  Net investment income                                        1,359        1,759        1,368
  Net realized capital gains (losses)                             (4)          (2)           4
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,400        3,975        3,009
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,574        1,911        1,379
  Amortization of deferred policy acquisition costs              539          431          335
  Dividends to policyholders                                     104          329          240
  Other expenses                                                 631          766          586
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,848        3,437        2,540
----------------------------------------------------------------------------------------------
  Income before income tax expense                               552          538          469
  Income tax expense                                             191          188          167
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  361       $  350       $  302
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     1999           1998
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,923 and $14,505)                         $ 13,499       $ 14,818
  Equity securities, at fair value                                       56             31
  Policy loans, at outstanding balance                                4,187          6,684
  Other investments                                                     342            264
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,084         21,797
------------------------------------------------------------------------------------------
  Cash                                                                   55             17
  Premiums receivable and agents' balances                               29             17
  Reinsurance recoverables                                            1,274          1,257
  Deferred policy acquisition costs                                   4,013          3,754
  Deferred income tax                                                   459            464
  Other assets                                                          654            695
  Separate account assets                                           110,397         90,262
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $134,965       $118,263
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,332       $  3,595
  Other policyholder funds                                           16,004         19,615
  Other liabilities                                                   1,613          2,094
  Separate account liabilities                                      110,397         90,262
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        132,346        115,566
------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                            (255)           184
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)           (255)           184
------------------------------------------------------------------------------------------
  Retained earnings                                                   1,823          1,462
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          2,619          2,697
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $134,965       $118,263
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Changes in net unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive income (loss)                                                              (439)
  Total comprehensive income (loss)                                                                   (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
Dividends                                                                                (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------
1997
Balance, December 31, 1996                    $6     $1,045          $  30           $  811        $1,892
Comprehensive income
  Net income                                  --         --             --              302           302
Other comprehensive income, net of tax
 (1):
  Changes in net unrealized capital gains
   on securities (2)                          --         --            149               --           149
Total other comprehensive income                                                                      149
  Total comprehensive income                                                                          451
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1997    $6     $1,045          $ 179           $1,113        $2,343
-------------------------------------------------------------------------------------------------------------

(1) Net unrealized capital gain (loss) on securities is reflected net of tax of $(236), $3 and $80, for the years ended December 31, 1999, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for after-tax gains (losses) realized in net income of $(2), $(1) and $2 for the years ended December 31, 1999, 1998 and 1997, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                1999       1998       1997
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   361    $   350    $   302
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                   (18)       (23)         8
  Net realized capital losses (gains)                               4          2         (4)
  Loss due to commutation of reinsurance                           16         --         --
  (Increase) decrease in premiums receivable and agents'
   balances                                                       (18)         1        119
  (Decrease) increase in other liabilities                       (263)       (79)       223
  Change in receivables, payables, and accruals                   125         83        107
  (Decrease) increase in accrued taxes                           (163)        60        126
  Decrease (increase) in deferred income tax                      241       (118)        40
  Increase in deferred policy acquisition costs                  (358)      (439)      (555)
  Increase in future policy benefits                              797        536        585
  Increase in reinsurance recoverables                           (318)      (101)       (31)
  Other, net                                                      (81)        99         52
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      325        371        972
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,753)    (6,061)    (6,869)
  Sales of investments                                          6,383      4,901      4,256
  Maturity of investments                                       1,818      1,761      2,329
  Purchases of affiliates and other                               (25)        --         --
--------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES    2,423        601       (284)
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (2,710)    (1,009)      (677)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                  38        (37)        11
  Cash -- beginning of year                                        17         54         43
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    55    $    17    $    54
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   111    $   263    $     9
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (HLAI) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to its insurance subsidiaries to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life.

Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) life insurance for income protection and estate planning; (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 1999, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP
No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities, including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by these changes in accounting principles.

(C) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 1999, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133". This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", to defer its effective date for one year, to fiscal years beginning after June 15, 2000. Initial application for Hartford Life Insurance Company will begin January 1, 2001. SFAS No. 133 establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company has reviewed its derivative holdings and is in the process of quantifying the impact of SFAS No. 133. The Company is also assessing what actions, if any, need to be taken to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

In October 1998, the American Institute of Certified Public Accountants (AICPA) issued SOP No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. This SOP is effective for financial statements for fiscal years beginning after June 15, 1999 and is not expected to have a material impact on the Company's financial condition or results of operations.

(D) REVENUE RECOGNITION

Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues ratably over the policy period.

(E) DIVIDENDS TO POLICYHOLDERS

Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 34%, 35% and 33% in 1999, 1998 and 1997, respectively, of total insurance in force.

(F) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(G) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. Hartford Life Insurance Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustment component of stockholder's equity.

Cash flows from futures, options and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                                                     1999         1998        1997
                                                                     ------------------------------
Commissions                                                          $ 887       $1,069       $ 976
Deferred acquisition costs                                            (898)        (891)       (862)
Other                                                                  642          588         472
                                                                     ------------------------------
                                        TOTAL OTHER EXPENSES         $ 631       $  766       $ 586
                                                                     ------------------------------

(J) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(K) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. These reserves are based on account values, which represent the balance that accrues to the benefit of policyholders.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    1999         1998         1997
                                                                   --------------------------------
Interest income from fixed maturities                              $  934       $  952       $  932
Interest income from policy loans                                     391          789          425
Income from other investments                                          48           32           26
                                                                   --------------------------------
Gross investment income                                             1,373        1,773        1,383
Less: Investment expenses                                              14           14           15
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,359       $1,759       $1,368
                                                                   --------------------------------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Fixed maturities                                                   $(7)       $(28)      $(7)
Equity securities                                                    2         21         12
Real estate and other                                                1          5         (1)
                                                                   --------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)       $(4)       $(2)       $ 4
                                                                   --------------------------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   1999       1998       1997
                                                                   --------------------------
Gross unrealized capital gains                                     $ 9        $ 2        $14
Gross unrealized capital losses                                     (2)        (1)        --
                                                                   --------------------------
Net unrealized capital gains                                         7          1         14
Deferred income tax expense                                          2         --          5
                                                                   --------------------------
Net unrealized capital gains, net of tax                             5          1          9
Balance -- beginning of year                                         1          9          8
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES       $ 4        $(8)       $ 1
                                                                   --------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                       For the years ended
                                                                           December 31,
                                                                   ----------------------------
                                                                   1999        1998        1997
                                                                   ----------------------------
Gross unrealized capital gains                                     $  48       $ 421       $371
Gross unrealized capital losses                                     (472)       (108)       (80)
Unrealized capital (gains) losses credited to policyholders           24         (32)       (30)
                                                                   ----------------------------
Net unrealized capital gains (losses)                               (400)        281        261
Deferred income tax expense (benefit)                               (140)         98         91
                                                                   ----------------------------
Net unrealized capital gains (losses), net of tax                   (260)        183        170
Balance -- beginning of year                                         183         170         22
                                                                   ----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $(443)      $  13       $148
                                                                   ----------------------------

(E) FIXED MATURITY INVESTMENTS

                                                                              As of December 31, 1999
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   180      $ 5        $  (3)     $   182
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,094        5          (35)       1,064
States, municipalities and political subdivisions                       155        2           (1)         156
Foreign governments                                                     289        6          (14)         281
Public utilities                                                        865        7          (39)         833
All other corporate, including international                          5,646       18         (244)       5,420
All other corporate -- asset backed                                   4,103        5         (123)       3,985
Short-term investments                                                1,156       --           --        1,156
Certificates of deposit                                                 434       --          (12)         422
Redeemable preferred stock                                                1       --           (1)          --
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $13,923      $48        $(472)     $13,499
                                                                   ---------------------------------------------

                                                                              As of December 31, 1998
                                                                   ---------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized
                                                                     Cost       Gains       Losses    Fair Value
                                                                   ---------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   121      $  2       $  --      $   123
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,001        23          (8)       1,016
States, municipalities and political subdivisions                       165         8          --          173
Foreign governments                                                     393        26          (7)         412
Public utilities                                                        844        33          (3)         874
All other corporate, including international                          5,469       260         (42)       5,687
All other corporate -- asset backed                                   4,155        58         (42)       4,171
Short-term investments                                                1,847        --          --        1,847
Certificates of deposit                                                 510        11          (6)         515
                                                                   ---------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,505      $421       $(108)     $14,818
                                                                   ---------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,454           $ 2,440
Over one year through five years                         4,874             4,787
Over five years through ten years                        3,072             2,940
Over ten years                                           3,523             3,332
                                                      ----------------------------
                                               TOTAL   $13,923           $13,499
                                                      ----------------------------

(F) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $3.4 billion, $3.2 billion and $4.2 billion, gross realized capital gains of $153, $103 and $169, gross realized capital losses (including writedowns) of $160, $131 and $176, respectively. Sales of equity security investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $7, $35 and $132 and gross realized capital gains of $2, $21 and $12, respectively, and no gross realized capital losses for all periods.

(G) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(H) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $5.5 billion and $6.2 billion ($3.9 billion and $3.9 billion related to the Company's investments, $1.6 billion and $2.3 billion on the Company's liabilities) as of December 31, 1999 and 1998, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1999 and 1998, segregated by major investment and liability category:

                                                          1999 -- Amount Hedged (Notional Amounts)
                                     ----------------------------------------------------------------------------------
                                      Total    Issued    Purchased                 Interest Rate   Foreign      Total
                                     Carrying  Caps &   Caps, Floors                  Swaps &      Currency   Notional
           ASSETS HEDGED              Value    Floors    & Options    Futures (1)    Forwards     Swaps (2)    Amount
                                     ----------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,049   $   --      $   --        $   --       $  911          $--      $  911
Anticipatory (3)                          --       --          --             5          112           --         117
Other bonds and notes                  7,294      494         611            --        1,676           80       2,861
Short-term investments                 1,156       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   13,499      494         611             5        2,699           80       3,889
Equity securities, policy loans and
 other investments                     4,585       --          --            --           --           --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $18,084      494         611             5        2,699           80       3,889
                                     ----------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $16,004       --       1,150            --          430           --       1,580
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  494      $1,761        $    5       $3,129          $80      $5,469
                                     ----------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $  (22)     $    8        $   --       $  (30)         $ 2      $  (42)
                                     ----------------------------------------------------------------------------------

                                                        1998 -- Amount Hedged (Notional Amounts)
                                     -------------------------------------------------------------------------------
                                      Total    Issued    Purchased                Interest Rate   Foreign    Total
                                     Carrying  Caps &     Caps &                     Swaps &     Currency   Notional
           ASSETS HEDGED              Value    Floors     Floors     Futures (1)    Forwards     Swaps (2)   Amount
                                     -------------------------------------------------------------------------------
Asset backed securities (excluding
 anticipatory)                       $ 5,187   $   44     $  243         $ 3         $  885         $--      $1,175
Anticipatory (3)                          --       --         --          --            235          --         235
Other bonds and notes                  7,683      461        597          18          1,300          90       2,466
Short-term investments                 1,948       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
             TOTAL FIXED MATURITIES   14,818      505        840          21          2,420          90       3,876
Equity securities, policy loans and
 other investments                     6,979       --         --          --             --          --          --
                                     -------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $21,797      505        840          21          2,420          90       3,876
                                     -------------------------------------------------------------------------------
           OTHER POLICYHOLDER FUNDS  $19,615       --      1,150          --          1,195          --       2,345
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE            $  505     $1,990         $21         $3,615         $90      $6,221
                                     -------------------------------------------------------------------------------
    TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE            $   (6)    $   19         $--         $   27         $(7)     $   33
                                     -------------------------------------------------------------------------------

    (1) As of December 31, 1999 and 1998, approximately 100% and 5%, respectively, of the notional futures contracts expire within one year.

    (2) As of December 31, 1999 and 1998, approximately 28% and 11%, respectively, of foreign currency swaps expire within one year.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1999, the Company had $1.4 of net deferred losses on interest rate swaps and futures. The Company expects to basis adjust the entire loss in 2000. During 1999, $0.2 of new future activity was basis adjusted. As of December 31, 1998, the Company had no deferred gains for interest rate swaps.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1999 and 1998:

                                                                            BY DERIVATIVE TYPE
------------------------------------------------------------------------------------------------------------------------
                                                   December 31, 1998                     Maturities/         December 31, 1999
                                                    Notional Amount    Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------------
        Caps                                             $1,912          $   --            $  148                  $1,764
        Floors                                              583              --               178                     405
        Swaps/Forwards                                    3,705             991             1,487                   3,209
        Futures                                              21             292               308                       5
        Options                                              --              86                --                      86
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
        Liability                                        $2,345          $   17            $  782                  $1,580
        Anticipatory                                        235             204               322                     117
        Asset                                             2,398             831               427                   2,802
        Portfolio                                         1,243             317               590                     970
-------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL            $6,221          $1,369            $2,121                  $5,469
-------------------------------------------------------------------------------------------------------------------------------

    (1) During 1999, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Other invested assets consist primarily of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1999 and 1998 were as follows:

                                                               1999               1998
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $13,499   $13,499  $14,818   $14,818
  Equity securities                                           56        56       31        31
  Policy loans                                             4,187     4,187    6,684     6,684
  Other investments                                          342       348      264       309
LIABILITIES
  Other policyholder funds (1)                            11,734    11,168   11,709    11,726
                                                         ------------------------------------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $110.4 billion and $90.3 billion as of December 31, 1999 and 1998, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $101.7 billion and $80.6 billion as of December 31, 1999 and 1998, respectively, wherein the policyholder assumes substantially all the investment risk, and guaranteed separate accounts totaling $8.7 and $9.7 billion as of December 31, 1999 and 1998, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $860 and $1.8 billion as of December 31, 1999 and 1998, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $908 and $699 in 1999, 1998 and 1997, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.5% and 6.6% as of December 31, 1999 and 1998, respectively. The assets that support these liabilities were comprised of $8.7 billion and $9.5 billion in fixed maturities as of December 31, 1999 and 1998, respectively, and $0.2 billion of other invested assets as of December 31, 1998. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(96) and $40 in carrying value and $2.0 billion and $3.5 billion in notional amounts as of December 31, 1999 and 1998, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Statutory net income                                                 $  151         $  211         $  214
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,905         $1,676         $1,441
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2000, without prior regulatory approval, is estimated to be $190.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The proposed effective date for the statutory accounting guidance is January 1, 2001. It is expected that Hartford Life Insurance Company's domiciliary state will adopt the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its insurance subsidiaries.

7. STOCK COMPENSATION PLANS

Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares or restricted stock, or any combination of the foregoing. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A and Class B Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K of the Company for the preceding year plus unused portions of such limit from prior years.

In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares awards. Performance shares awards of common stock granted under the Plan become payable upon the attainment of specific performance goals achieved over a three year period.

All options granted have an exercise price equal to the market price of the Company's stock on the date of grant and an option's maximum term is ten years. Certain non-performance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining non-performance based options become exercisable over a three year period commencing with the date of grant.

During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 120,694, 121,943 and 54,316 shares under the ESPP in 1999, 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $7.48 per share in 1999, $13.74 per share in 1998 and $9.63 per share in 1997.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in both 1999 and 1998, and $5 in 1997.

The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1999, 1998 and 1997.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing or decreasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 in both 1999 and 1998, and $2 in 1997.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers, and monitoring for possible concentrations of credit risk. Hartford Life Insurance Company has no significant reinsurance related concentrations of credit risk.

The Company records a receivable for the portion of reinsured benefits paid and insurance liabilities. Reinsurance recoveries on ceded reinsurance contracts were $397, $300 and $418 for the years ended December 31, 1999, 1998 and 1997, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on premiums and other considerations is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      1999           1998           1997
                                                                     ------------------------------------
Direct premiums and other considerations                             $2,660         $2,722         $2,164
Reinsurance assumed                                                      95            150            159
Reinsurance ceded                                                      (710)          (654)          (686)
                                                                     ------------------------------------
                           PREMIUMS AND OTHER CONSIDERATIONS         $2,045         $2,218         $1,637
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $119, $132 and $80 in 1999, 1998 and 1997, respectively, and accident and health premium of $430, $379, and $335, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9, $13 and $18 of premium from HLA in 1999, 1998 and 1997, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, the Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life and MBL Life to a Hartford Life subsidiary. Hartford Life originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated federal income tax return. The life insurance companies will file a separate consolidated federal income tax return for 1997 and 1998 and intend to file a separate consolidated federal income tax return for 1999. The Company's effective tax rate was 35%, 35% and 36% in 1999, 1998 and 1997, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Current                                                              $(50)        $307         $162
Deferred                                                              241         (119)           5
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $191         $188         $167
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     1999         1998         1997
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $193         $188         $164
Other                                                                  (2)          --            3
                                                                     ------------------------------
                                                       TOTAL         $191         $188         $167
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      1999    1998
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 720   $ 751
Financial statement deferred policy acquisition costs and
 reserves                                                                11     103
Employee benefits                                                        (3)      4
Net unrealized capital losses (gains) on securities                     138     (98)
Investments and other                                                  (407)   (296)
                                                              ---------------------
                                                       TOTAL          $ 459   $ 464
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $56 as of December 31, 1999 and a current tax payable of $65 as of December 31, 1998.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 1999.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47 in both 1999 and 1998 and $39 in 1997.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $2, $9 and $15 in 1999, 1998 and 1997, respectively, of which $1 in 1999 and $4 in both 1998 and 1997 were estimated to be creditable against premium taxes.

(C) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $9 in 1999 and $7 in both 1998 and 1997. Future minimum rental commitments are as follows:

2000                                                          $     14
2001                                                                14
2002                                                                13
2003                                                                12
2004                                                                12
Thereafter                                                          62
                                                              --------
                                                       TOTAL  $    127
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $9 in each of the years ended December 31, 1999, 1998 and 1997.

(D) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life's 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service. Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open tax years.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, mutual funds, retirement plan services other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables outlines summarized financial information concerning the Company's segments.

                                                         Investment  Individual
1999                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                            $  1,884     $  574    $   830   $  112  $  3,400
Net investment income                                          699        169        431       60     1,359
Amortization of deferred policy acquisition costs              411        128         --       --       539
Income tax expense (benefit)                                   159         37         15      (20)      191
Net income (loss)                                              300         68         28      (35)      361
Assets                                                     106,352      5,962     20,198    2,453   134,965

                                                         Investment  Individual
1998                                                      Products      Life       COLI    Other    Total
                                                         --------------------------------------------------
Total revenues                                             $ 1,779     $  543    $ 1,567   $   86  $  3,975
Net investment income                                          736        181        793       49     1,759
Amortization of deferred policy acquisition costs              326        105         --       --       431
Income tax expense (benefit)                                   145         35         12       (4)      188
Net income (loss)                                              270         64         24       (8)      350
Assets                                                      87,207      5,228     22,631    3,197   118,263

                                                         Investment  Individual
1997                                                      Products      Life       COLI    Other    Total
                                                         -------------------------------------------------
Total revenues                                             $ 1,510     $  487    $   980   $   32  $ 3,009
Net investment income                                          739        164        429       36    1,368
Amortization of deferred policy acquisition costs              250         83         --        2      335
Income tax expense                                             111         30         15       11      167
Net income                                                     206         55         27       14      302
Assets                                                      72,288      4,914     17,800    2,743   97,745

14. QUARTERLY RESULTS FOR 1999 AND 1998 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,           June 30,          September 30,       December 31,
                                     ------------------------------------------------------------------------------
                                       1999      1998      1999      1998      1999      1998      1999       1998
                                     ------------------------------------------------------------------------------
Revenues                               $838      $915      $853      $721      $846      $826      $863     $1,513
Benefits, claims and expenses           703       787       722       591       695       688       728      1,371
Net income                               88        83        85        85       100        89        88         93

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   180   $   182       $   182
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                       1,094     1,064         1,064
  States, municipalities and political subdivisions                   155       156           156
  Foreign governments                                                 289       281           281
  Public utilities                                                    865       833           833
  All other corporate, including international                      5,646     5,420         5,420
  All other corporate -- asset backed                               4,103     3,985         3,985
  Short-term investments                                            1,156     1,156         1,156
  Certificates of deposit                                             434       422           422
  Redeemable preferred stock                                            1        --            --
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       13,923    13,499        13,499
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         49        56            56
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           49        56            56
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       13,972    13,555        13,555
                                                                  ------------------------------------
Policy Loans                                                        4,187     4,187         4,187
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       198       198           198
  Other invested assets                                               127       150           144
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          325       348           342
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,484   $18,090       $18,084
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN MILLIONS)

                                                                                                         Net      Benefits,
                                  Deferred                                                             Realized   Claims and
                                   Policy       Future       Other          Premiums         Net       Capital      Claim
                                 Acquisition    Policy    Policyholder     and Other      Investment    Gains     Adjustment
Segment                             Costs      Benefits      Funds       Considerations     Income     (Losses)    Expenses
                                 -------------------------------------------------------------------------------------------

1999
Investment Products                $3,099       $2,744      $ 8,859          $1,185         $  699       $--        $  660
Individual Life                       914          270        1,880             405            169        --           254
Corporate Owned Life Insurance         --          321        5,244             399            431        --           621
Other                                  --          997           21              56             60        (4)           39
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $4,013       $4,332      $16,004          $2,045         $1,359       $(4)       $1,574
                                 -------------------------------------------------------------------------------------------
1998
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,823       $2,407      $ 9,194          $1,043         $  736       $--        $  670
Individual Life                       931          466        2,307             363            181        (1)          262
Corporate Owned Life Insurance         --          225        8,097             774            793        --           924
Other                                  --          497           17              38             49        (1)           55
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,754       $3,595      $19,615          $2,218         $1,759       $(2)       $1,911
                                 -------------------------------------------------------------------------------------------
1997
                                 -------------------------------------------------------------------------------------------
Investment Products                $2,478       $2,070      $ 9,620          $  771         $  739       $--        $  677
Individual Life                       837          392        2,182             323            164        --           242
Corporate Owned Life Insurance         --           56        9,259             551            429        --           439
Other                                  --          541          (27)             (8)            36         4            21
                                 -------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS           $3,315       $3,059      $21,034          $1,637         $1,368       $ 4        $1,379
                                 -------------------------------------------------------------------------------------------

                                 Amortization
                                 of Deferred
                                    Policy
                                 Acquisition    Dividends to     Other
Segment                             Costs       Policyholders   Expenses
                                 ---------------------------------------
1999
Investment Products                  $411           $ --          $354
Individual Life                       128             --            87
Corporate Owned Life Insurance         --            104            62
Other                                  --             --           128
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $539           $104          $631
                                 ---------------------------------------
1998
                                 ---------------------------------------
Investment Products                  $326           $ --          $368
Individual Life                       105             --            77
Corporate Owned Life Insurance         --            329           278
Other                                  --             --            43
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $431           $329          $766
                                 ---------------------------------------
1997
                                 ---------------------------------------
Investment Products                  $250           $ --          $266
Individual Life                        83             --            77
Corporate Owned Life Insurance         --            240           259
Other                                   2             --           (16)
                                 ---------------------------------------
 CONSOLIDATED OPERATIONS             $335           $240          $586
                                 ---------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED
 DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593         6.2%
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021         4.2%
Accident and health insurance                 448           435                11             24        45.8%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,660      $    710           $    95       $  2,045         4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
                                         ------------------------------------------------------------------------
Life insurance in force                  $326,400      $200,782           $18,289        143,907        12.7%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  2,329      $    271               142       $  2,200         6.5%
Accident and health insurance                 393           383                 8             18        44.4%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,722      $    654               150       $  2,218         6.8%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1997
                                         ------------------------------------------------------------------------
Life insurance in force                  $245,487      $178,771           $33,156       $ 99,872        33.2%
                                         ------------------------------------------------------------------------
PREMIUMS AND OTHER CONSIDERATIONS
Life insurance and annuities             $  1,818      $    340           $   157       $  1,635         9.6%
Accident and health insurance                 346           346                 2              2       100.0%
                                         ------------------------------------------------------------------------
TOTAL PREMIUMS AND OTHER CONSIDERATIONS  $  2,164      $    686           $   159       $  1,637         9.7%
                                         ------------------------------------------------------------------------